Subsequent Events (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 28, 2022	Dec. 29, 2021	Sep. 02, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Options, grant date fair value						$ 4,200
Aggregate intrinsic value		$ 35,014	$ 35,014				$ 0
Shares authorized under equity purchase agreement (in shares)					250,000,000.0
Options
Subsequent Event [Line Items]
Award vesting rights, percentage		25.00%
Award vesting rights, quarterly vesting percentage		75.00%
Subsequent Event
Subsequent Event [Line Items]
Options, grant date fair value	$ 5,600
Shares authorized under equity purchase agreement (in shares)				250,000,000.0
Subsequent Event | Mr. Hart
Subsequent Event [Line Items]
Stock options grants (in shares)	820,349
Subsequent Event | Mr. Hart | Options
Subsequent Event [Line Items]
Award vesting rights, percentage	25.00%
Award vesting rights, quarterly vesting percentage	75.00%
Subsequent Event | Messrs. Simpson and Gingiss
Subsequent Event [Line Items]
Stock options grants (in shares)	164,070
Subsequent Event | Messrs. Simpson and Gingiss | Options
Subsequent Event [Line Items]
Award vesting rights, percentage	25.00%
Subsequent Event | New Hire And Annual Refresh Awards
Subsequent Event [Line Items]
Stock options grants (in shares)	3,900,000
Aggregate intrinsic value	$ 19,000